Operating costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs
Staff costs (note 18)	SFr 389,230	SFr 242,591	SFr 238,527
Depreciation (notes 8/9)	8,472	192,698	11,752
External research and development costs	190,190	435,189	942,714
Patent maintenance and registration costs	188,918	283,382	229,227
Professional fees	1,314,859	1,206,813	1,163,839
D&O insurance	183,841	225,772	628,595
Fair value of services received at zero costs	141,018
Other operating costs	570,930	578,830	645,501
Total operating costs	SFr 2,987,458	SFr 3,165,275	SFr 3,860,155	[1]

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented